Average Annual Total Returns	0 Months Ended
Aug. 01, 2011
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class A
Average Annual Return:
1 Year	8.71%
5 Years	4.24%
10 Years	4.45%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	8.15%
5 Years	2.99%
10 Years	3.28%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	5.77%
5 Years	3.18%
10 Years	3.31%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class B
Average Annual Return:
1 Year	9.48%
5 Years	4.35%
10 Years	4.28%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class C
Average Annual Return:
1 Year	13.39%
5 Years	4.68%
10 Years	4.27%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class R
Average Annual Return:
1 Year	15.05%
5 Years	5.21%
10 Years	4.93%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class A
Average Annual Return:
1 Year	12.17%
5 Years	3.30%
10 Years	2.96%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	12.12%
5 Years	2.34%
10 Years	2.34%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	7.97%
5 Years	2.75%
10 Years	2.46%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class A | returns before taxes (without sales charges)
Average Annual Return:
1 Year	19.03%
5 Years	4.54%
10 Years	3.57%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class B
Average Annual Return:
1 Year	13.23%
5 Years	3.46%
10 Years	2.80%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class C
Average Annual Return:
1 Year	17.15%
5 Years	3.75%
10 Years	2.78%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class R
Average Annual Return:
1 Year	18.71%
5 Years	4.27%
10 Years	3.44%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class A
Average Annual Return:
1 Year	4.99%
5 Years	4.02%
10 Years	4.35%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	4.11%
5 Years	2.62%
10 Years	2.99%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	3.27%
5 Years	2.75%
10 Years	3.04%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class B
Average Annual Return:
1 Year	5.54%
5 Years	4.15%
10 Years	4.19%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class C
Average Annual Return:
1 Year	9.50%
5 Years	4.47%
10 Years	4.18%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class R
Average Annual Return:
1 Year	11.04%
5 Years	5.01%
10 Years	4.84%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class A
Average Annual Return:
1 Year	4.33%
5 Years	3.86%
Life of Fund	3.96%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	3.27%
5 Years	2.42%
Life of Fund	2.51%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.84%
5 Years	2.45%
Life of Fund	2.53%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class B
Average Annual Return:
1 Year	4.08%
5 Years	3.78%
Life of Fund	3.65%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class C
Average Annual Return:
1 Year	6.09%
5 Years	3.77%
Life of Fund	3.63%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index/20% Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.05%
5 Years	5.65%
Life of Fund	4.96%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Barclays Capital U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.62%
5 Years	4.65%
Life of Fund	3.82%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | Class Z
Average Annual Return:
1 Year	15.62%
5 Years	5.78%
10 Years	5.35%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	14.95%
5 Years	4.43%
10 Years	4.09%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	10.28%
5 Years	4.46%
10 Years	4.05%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Growth Portfolio) | Class Z
Average Annual Return:
1 Year	19.28%
5 Years	4.82%
10 Years	3.83%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Growth Portfolio) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	19.20%
5 Years	3.83%
10 Years	3.19%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Growth Portfolio) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	12.62%
5 Years	4.06%
10 Years	3.22%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | Class Z
Average Annual Return:
1 Year	11.61%
5 Years	5.50%
10 Years	5.21%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	10.57%
5 Years	3.98%
10 Years	3.75%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	7.58%
5 Years	3.96%
10 Years	3.73%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Class Z
Average Annual Return:
1 Year	8.14%
5 Years	4.80%
Life of Fund	4.69%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	6.96%
5 Years	3.26%
Life of Fund	3.15%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	5.32%
5 Years	3.19%
Life of Fund	3.11%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index/20% Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.05%
5 Years	5.65%
Life of Fund	4.96%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Barclays Capital U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.62%
5 Years	4.65%
Life of Fund	3.82%
Inception Date	Sep. 04, 2003
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class A
Average Annual Return:
1 Year	2.27%
5 Years	4.03%
10 Years	3.82%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	1.29%
5 Years	2.64%
10 Years	2.52%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	1.47%
5 Years	2.62%
10 Years	2.49%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class A | returns before taxes (without sales charges)
Average Annual Return:
1 Year	3.30%
5 Years	4.24%
10 Years	3.92%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class B
Average Annual Return:
1 Year	(0.46%)
5 Years	3.49%
10 Years	3.15%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class C
Average Annual Return:
1 Year	1.97%
5 Years	3.92%
10 Years	3.38%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class I
Average Annual Return:
1 Year	3.57%
5 Years	4.52%
10 Years	4.18%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class R
Average Annual Return:
1 Year	3.35%
5 Years	4.25%
10 Years	3.93%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class W
Average Annual Return:
1 Year	3.40%
5 Years	4.26%
10 Years	3.93%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Barclays Capital 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	4.53%
10 Years	4.34%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y
Average Annual Return:
1 Year	3.57%
5 Years	4.51%
10 Years	4.17%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y | returns after taxes on distributions
Average Annual Return:
1 Year	2.49%
5 Years	3.02%
10 Years	2.77%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.32%
5 Years	2.97%
10 Years	2.73%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Barclays Capital 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	4.53%
10 Years	4.34%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z
Average Annual Return:
1 Year	3.56%
5 Years	4.52%
10 Years	4.18%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.48%
5 Years	3.04%
10 Years	2.78%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.31%
5 Years	2.99%
10 Years	2.74%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Barclays Capital 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	4.53%
10 Years	4.34%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(0.38%)
5 Years	2.87%
10 Years	2.81%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.38%)
5 Years	2.87%
10 Years	2.81%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.24%
5 Years	2.81%
10 Years	2.77%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	none
5 Years	2.31%
10 Years	2.15%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	2.33%
10 Years	2.15%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Barclays Capital 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.40%
5 Years	3.68%
10 Years	3.38%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | BofAML 1-3 Year Municipal Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.29%
5 Years	3.71%
10 Years	3.42%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	1.00%
5 Years	3.35%
10 Years	3.18%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	1.00%
5 Years	3.35%
10 Years	3.18%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	1.24%
5 Years	3.26%
10 Years	3.12%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Barclays Capital 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.40%
5 Years	3.68%
10 Years	3.38%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | BofAML 1-3 Year Municipal Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.29%
5 Years	3.71%
10 Years	3.42%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(0.40%)
5 Years	2.92%
Life of Fund	2.71%
Inception Date	Sep. 09, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.40%)
5 Years	2.91%
Life of Fund	2.65%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.84%
5 Years	2.97%
Life of Fund	2.76%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(0.77%)
5 Years	2.80%
Life of Fund	2.45%
Inception Date	Aug. 29, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	1.12%
5 Years	2.78%
Life of Fund	2.33%
Inception Date	Sep. 11, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Barclays Capital California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes; returns shown from August 31, 2002)

Average Annual Return:
1 Year	3.72%
5 Years	4.50%
Life of Fund	4.26%
Inception Date	Aug. 31, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index Index (reflects no deductions for fees, expenses or taxes; returns shown from September 9, 2002)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
Life of Fund	4.29%
Inception Date	Sep. 09, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	3.24%
5 Years	3.83%
Life of Fund	3.52%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	3.24%
5 Years	3.83%
Life of Fund	3.46%
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	3.34%
5 Years	3.80%
Life of Fund	3.51%
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Barclays Capital California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes; returns shown from August 31, 2002)

Average Annual Return:
1 Year	3.72%
5 Years	4.50%
Life of Fund	4.26%
Inception Date	Aug. 31, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index Index (reflects no deductions for fees, expenses or taxes; returns shown from August 19, 2002)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
Life of Fund	4.43%
Inception Date	Aug. 19, 2002
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(0.77%)
5 Years	2.73%
10 Years	3.35%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.77%)
5 Years	2.73%
10 Years	3.35%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.56%
5 Years	2.84%
10 Years	3.41%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(1.14%)
5 Years	2.65%
10 Years	2.93%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	0.75%
5 Years	2.63%
10 Years	2.91%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	2.86%
5 Years	3.68%
10 Years	3.95%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.86%
5 Years	3.68%
10 Years	3.95%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	3.05%
5 Years	3.70%
10 Years	3.97%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(1.15%)
5 Years	2.47%
10 Years	2.98%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(1.15%)
5 Years	2.47%
10 Years	2.98%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.35%
5 Years	2.62%
10 Years	3.08%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(1.60%)
5 Years	2.41%
10 Years	2.56%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	0.46%
5 Years	2.40%
10 Years	2.56%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	2.38%
5 Years	3.43%
10 Years	3.59%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.38%
5 Years	3.43%
10 Years	3.59%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.77%
5 Years	3.49%
10 Years	3.65%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(0.98%)
5 Years	2.32%
10 Years	3.21%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.98%)
5 Years	2.31%
10 Years	3.20%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.40%
5 Years	2.49%
10 Years	3.29%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(1.43%)
5 Years	2.25%
10 Years	2.78%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	0.56%
5 Years	2.23%
10 Years	2.77%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	2.57%
5 Years	3.25%
10 Years	3.80%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.57%
5 Years	3.23%
10 Years	3.79%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.83%
5 Years	3.33%
10 Years	3.84%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(0.60%)
5 Years	2.66%
10 Years	3.45%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(0.60%)
5 Years	2.64%
10 Years	3.41%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.79%
5 Years	2.79%
10 Years	3.50%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(0.92%)
5 Years	2.58%
10 Years	3.02%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	1.06%
5 Years	2.58%
10 Years	3.02%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	3.08%
5 Years	3.60%
10 Years	4.05%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	3.08%
5 Years	3.58%
10 Years	4.02%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	3.31%
5 Years	3.65%
10 Years	4.07%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(1.07%)
5 Years	3.01%
10 Years	3.52%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	(1.07%)
5 Years	2.99%
10 Years	3.51%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.38%
5 Years	3.06%
10 Years	3.54%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(1.46%)
5 Years	2.93%
10 Years	3.10%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	0.60%
5 Years	2.93%
10 Years	3.10%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z
Average Annual Return:
1 Year	2.53%
5 Years	3.94%
10 Years	4.12%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	2.53%
5 Years	3.93%
10 Years	4.10%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.84%
5 Years	3.90%
10 Years	4.10%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.14%
5 Years	4.67%
10 Years	4.93%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A
Average Annual Return:
1 Year	4.94%
Life of Fund	0.29%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	3.98%
Life of Fund	(0.57%)
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	3.90%
Life of Fund	0.09%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class B
Average Annual Return:
1 Year	5.61%
Life of Fund	0.45%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class C
Average Annual Return:
1 Year	9.49%
Life of Fund	0.77%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class R
Average Annual Return:
1 Year	11.18%
Life of Fund	1.26%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
Life of Fund	1.75%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z
Average Annual Return:
1 Year	11.58%
Life of Fund	1.77%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z | returns after taxes on distributions
Average Annual Return:
1 Year	10.11%
Life of Fund	0.78%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	7.96%
Life of Fund	1.27%
Inception Date	Feb. 15, 2006
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
Life of Fund	1.75%
Inception Date	Feb. 15, 2006
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Corporate Bond Portfolio Shares
Average Annual Return:
1 Year	9.76%
5 Years	6.76%
Life of Fund	6.37%
Inception Date	Aug. 30, 2002
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Corporate Bond Portfolio Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.66%
5 Years	4.59%
Life of Fund	4.31%
Inception Date	Aug. 30, 2002
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Corporate Bond Portfolio Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	6.31%
5 Years	4.47%
Life of Fund	4.21%
Inception Date	Aug. 30, 2002
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Barclays Capital U.S. Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.47%
5 Years	5.98%
Life of Fund	6.00%
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Mortgage- and Asset-Backed Portfolio Shares
Average Annual Return:
1 Year	6.67%
5 Years	3.68%
Life of Fund	3.65%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Mortgage- and Asset-Backed Portfolio Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.44%
5 Years	1.98%
Life of Fund	2.09%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Mortgage- and Asset-Backed Portfolio Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	4.32%
5 Years	2.13%
Life of Fund	2.19%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Barclays Capital U.S. Securitized Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.52%
5 Years	6.14%
Life of Fund	5.28%
Inception Date	Aug. 30, 2002